Recent Accounting Pronouncements and Recent Adopted Accounting Standards	12 Months Ended
Aug. 31, 2018
Recent Accounting Pronouncements And Recent Adopted Accounting Standards
Recent Accounting Pronouncements and Recent Adopted Accounting Standards
4.	Recent Accounting Pronouncements and Recent Adopted Accounting Standards

Recent Issued Accounting Pronouncements

The following standards, amendments and interpretations, which may be relevant to the Company have been introduced or revised by the IASB:

(i) In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which supersedes IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, and IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers, and SIC 31 Revenue – Barter Transactions Involving Advertising Services. IFRS 15 establishes a comprehensive five-step framework for the timing and measurement of revenue recognition. The Company intends to adopt IFRS 15 effective September 1, 2018 and does not expect it to have a material impact on the Consolidated Financial Statements.

(ii) In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments which reflects all phases of the financial instruments project and replaces IAS 39, Financial Instruments – Recognition and Measurement and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Retrospective application is required, but comparative information is not compulsory. The Company intends to adopt this new standard September 1, 2018 and does not expect it to have a material impact on the Consolidated Financial Statements.

(iii) On January 13, 2016, the IASB issued IFRS 16 Leases (“IFRS 16”) which will replace IAS 17, Leases. IFRS 16 will bring leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019. The Company is assessing the impact of this new standard on the Consolidated Financial Statements.